Non-Controlling Interests - Financial Position of Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 1,341	$ 1,312
Current liabilities	(1,117)	(880)
Total equity	4,062	4,134	$ 4,385
Non-controlling interests (Note 12)	1,101	1,137
TransAlta Renewables
Disclosure of subsidiaries [line items]
Current assets	293	250
Long-term assets	3,409	3,497
Current liabilities	(152)	(159)
Long-term liabilities	(1,237)	(1,192)
Total equity	(2,313)	(2,396)
Non-controlling interests (Note 12)	$ (941)	$ (961)
Ownership and voting rights percentage	39.60%	39.10%
TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Current assets	$ 41	$ 82
Long-term assets	328	354
Current liabilities	(27)	(54)
Long-term liabilities	(19)	(28)
Total equity	(323)	(354)
Non-controlling interests (Note 12)	$ (160)	$ (176)
Ownership and voting rights percentage	49.99%	49.99%
TransAlta Cogeneration L.P. | Coal facility
Disclosure of subsidiaries [line items]
Ownership and voting rights percentage	5000.00%